Investment Portfolioas of June 30, 2022 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 8.2%
Entertainment 1.5%
Activision Blizzard, Inc.	137,089	10,673,749
Electronic Arts, Inc.	119,447	14,530,728
Roku, Inc.*	183,997	15,113,514
Walt Disney Co.*	166,323	15,700,891
		56,018,882
Interactive Media & Services 5.0%
Alphabet, Inc. "A"*	30,328	66,092,597
Alphabet, Inc. "C"*	46,923	102,641,717
Meta Platforms, Inc. "A"*	85,493	13,785,746
		182,520,060
Wireless Telecommunication Services 1.7%
T-Mobile U.S., Inc.*	444,023	59,738,854
Consumer Discretionary 11.2%
Auto Components 1.5%
BorgWarner, Inc.	330,267	11,021,010
Lear Corp.	340,486	42,863,782
		53,884,792
Automobiles 0.7%
Ford Motor Co.	1,106,581	12,316,247
Tesla, Inc.*	19,825	13,350,551
		25,666,798
Distributors 0.9%
Pool Corp.	95,051	33,384,763
Diversified Consumer Services 1.1%
Terminix Global Holdings, Inc.*	974,672	39,620,417
Hotels, Restaurants & Leisure 1.9%
Churchill Downs, Inc.	79,157	15,160,940
Darden Restaurants, Inc.	119,442	13,511,279
Hilton Worldwide Holdings, Inc.	141,179	15,732,988
Vail Resorts, Inc.	34,566	7,537,116
Wendy's Co.	900,114	16,994,153
		68,936,476
Household Durables 0.4%
Mohawk Industries, Inc.*	110,681	13,734,405
Internet & Direct Marketing Retail 1.6%
Amazon.com, Inc.*	567,814	60,307,525
Leisure Products 0.2%
Peloton Interactive, Inc. "A"*	777,660	7,138,919

Specialty Retail 1.3%
Bath & Body Works, Inc.	463,475	12,476,747
Five Below, Inc.*	179,449	20,354,900
RH*	62,148	13,191,534
		46,023,181
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc. "B"	450,603	46,051,626
PVH Corp.	226,983	12,915,333
		58,966,959
Consumer Staples 6.0%
Beverages 4.1%
Coca-Cola Co.	912,236	57,388,767
Constellation Brands, Inc. "A"	127,008	29,600,485
PepsiCo, Inc.	373,143	62,188,012
		149,177,264
Food & Staples Retailing 1.0%
Costco Wholesale Corp.	32,409	15,532,986
Kroger Co.	493,089	23,337,902
		38,870,888
Personal Products 0.9%
Coty, Inc. "A"*	2,416,314	19,354,675
Herbalife Nutrition Ltd.*	660,811	13,513,585
		32,868,260
Energy 4.7%
Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	158,023	21,021,800
Devon Energy Corp.	691,715	38,120,414
Hess Corp.	285,989	30,297,675
Occidental Petroleum Corp.	765,837	45,092,482
Valero Energy Corp.	337,222	35,839,954
		170,372,325
Financials 10.2%
Banks 4.2%
Bank of America Corp.	784,273	24,414,418
Huntington Bancshares, Inc.	2,018,290	24,280,029
JPMorgan Chase & Co.	687,002	77,363,295
Wells Fargo & Co.	770,922	30,197,015
		156,254,757
Capital Markets 3.5%
Ameriprise Financial, Inc.	134,614	31,995,056
Intercontinental Exchange, Inc.	145,005	13,636,270
MSCI, Inc.	103,715	42,746,137
S&P Global, Inc.	45,310	15,272,189
Tradeweb Markets, Inc. "A"	350,752	23,938,824
		127,588,476
Diversified Financial Services 0.4%
Apollo Global Management, Inc.	302,595	14,669,806
Insurance 2.1%
Everest Re Group Ltd.	62,654	17,560,663

Hartford Financial Services Group, Inc.	246,258	16,112,661
MetLife, Inc.	676,712	42,490,746
		76,164,070
Health Care 16.5%
Biotechnology 5.2%
AbbVie, Inc.	318,157	48,728,926
Amgen, Inc.	217,221	52,849,869
Biogen, Inc.*	124,386	25,367,281
Gilead Sciences, Inc.	306,460	18,942,292
Moderna, Inc.*	218,267	31,179,441
Vertex Pharmaceuticals, Inc.*	45,692	12,875,549
		189,943,358
Health Care Providers & Services 7.7%
Centene Corp.*	711,615	60,209,745
Cigna Corp.	122,413	32,258,274
Elevance Health, Inc.	207,665	100,214,976
Humana, Inc.	42,913	20,086,288
McKesson Corp.	99,602	32,491,168
Molina Healthcare, Inc.*	132,896	37,159,051
		282,419,502
Life Sciences Tools & Services 0.3%
Danaher Corp.	34,224	8,676,468
Pharmaceuticals 3.3%
AstraZeneca PLC (ADR)	262,726	17,358,307
Bristol-Myers Squibb Co.	534,304	41,141,408
Johnson & Johnson	266,427	47,293,457
Zoetis, Inc.	84,133	14,461,621
		120,254,793
Industrials 8.8%
Aerospace & Defense 2.5%
General Dynamics Corp.	169,088	37,410,720
Northrop Grumman Corp.	83,369	39,897,902
Raytheon Technologies Corp.	164,247	15,785,779
		93,094,401
Building Products 0.9%
Owens Corning	418,456	31,095,465
Commercial Services & Supplies 1.9%
Republic Services, Inc.	100,415	13,141,311
Waste Management, Inc.	365,385	55,896,597
		69,037,908
Electrical Equipment 0.4%
Emerson Electric Co.	181,120	14,406,285
Industrial Conglomerates 0.3%
3M Co.	88,282	11,424,574
Machinery 1.7%
AGCO Corp.	198,480	19,589,976
Cummins, Inc.	74,452	14,408,696

Ingersoll Rand, Inc.	305,067	12,837,219
Oshkosh Corp.	186,084	15,284,940
		62,120,831
Professional Services 0.6%
TransUnion	184,947	14,793,911
Verisk Analytics, Inc.	50,300	8,706,427
		23,500,338
Road & Rail 0.5%
J.B. Hunt Transport Services, Inc.	44,527	7,011,667
Norfolk Southern Corp.	43,546	9,897,570
		16,909,237
Information Technology 25.3%
Communications Equipment 0.5%
Cisco Systems, Inc.	446,917	19,056,541
IT Services 2.4%
Accenture PLC "A"	60,922	16,914,993
Visa, Inc. "A"	353,293	69,559,859
		86,474,852
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.*	333,025	25,466,422
Intel Corp.	1,033,207	38,652,274
NVIDIA Corp.	243,322	36,885,182
QUALCOMM, Inc.	457,406	58,429,042
		159,432,920
Software 10.3%
Dynatrace, Inc.*	331,169	13,061,305
Microsoft Corp.	983,542	252,603,092
Oracle Corp.	1,021,463	71,369,620
Salesforce, Inc.*	127,097	20,976,089
Synopsys, Inc.*	67,044	20,361,263
		378,371,369
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	2,052,198	280,576,510
Materials 2.1%
Chemicals 1.6%
Corteva, Inc.	267,752	14,496,093
DuPont de Nemours, Inc.	214,311	11,911,406
Linde PLC	60,443	17,379,176
The Mosaic Co.	346,370	16,359,055
		60,145,730
Metals & Mining 0.5%
Cleveland-Cliffs, Inc.*	720,471	11,073,639
United States Steel Corp.	397,144	7,112,849
		18,186,488
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	193,156	37,520,553
Iron Mountain, Inc.	879,933	42,843,938
Prologis, Inc.	361,245	42,500,474
		122,864,965

Utilities 2.8%
Electric Utilities 1.2%
NextEra Energy, Inc.	360,617	27,933,393
NRG Energy, Inc.	397,642	15,177,995
		43,111,388
Multi-Utilities 0.6%
Public Service Enterprise Group, Inc.	388,864	24,607,314
Water Utilities 1.0%
American Water Works Co., Inc.	245,315	36,495,512
Total Common Stocks (Cost $2,781,481,697)		3,624,114,626

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.36% (a) (Cost $13,083,508)	13,083,508	13,083,508

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,794,565,205)	99.5	3,637,198,134
Other Assets and Liabilities, Net	0.5	17,684,779
Net Assets	100.0	3,654,882,913
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (a) (b)
163,176,597	—	163,176,597 (c)	—	—	112,478	—	—	—
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.36% (a)
41,901,801	295,913,628	324,731,921	—	—	31,683	—	13,083,508	13,083,508
205,078,398	295,913,628	487,908,518	—	—	144,161	—	13,083,508	13,083,508

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.

ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,624,114,626	$—	$—	$3,624,114,626
Short-Term Investments	13,083,508	—	—	13,083,508
Total	$3,637,198,134	$—	$—	$3,637,198,134

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEF-PH3
R-080548-1 (1/23)